Form N-1A Supplement	Feb. 28, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated July 31, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”) for the
iShares Agency Bond ETF (AGZ) (the “Fund”)
The following changes are effective immediately:
1.	The Annual Fund Operating Expense table in the section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” for the Fund is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1,2]

Management Fee	0.15%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.15%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
2.	The expense example in the Summary Prospectus and Prospectus for the Fund is deleted and replaced with the following example:

Expense Example	1 Year	3 Years	5 Years	10 Years

Example Fund Costs	$15	$48	$85	$192
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Agency Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated July 31, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (the “SAI”) for the
iShares Agency Bond ETF (AGZ) (the “Fund”)
The following changes are effective immediately:
1.	The Annual Fund Operating Expense table in the section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” for the Fund is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1,2]

Management Fee	0.15%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.15%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
2.	The expense example in the Summary Prospectus and Prospectus for the Fund is deleted and replaced with the following example:

Expense Example	1 Year	3 Years	5 Years	10 Years

Example Fund Costs	$15	$48	$85	$192
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.